SEC File Nos. 002-14728

811-00862

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 99

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 58

THE GROWTH FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

One Market

Steuart Tower, Suite 2000

San Francisco, California 94105-1409

(Address of Principal Executive Offices) (ZIP Code)

Registrant's Telephone Number, Including Area Code:

(415) 421-9360

Michael W. Stockton, Secretary

The Growth Fund of America

One Market

Steuart Tower, Suite 2000

San Francisco, California 94105-1409

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, CA 94111-5994

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective immediately, pursuant to paragraph (b) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 21st day of November, 2014.

THE GROWTH FUND OF AMERICA

By: /s/ Paul F. Roye

(Paul F. Roye, Executive Vice President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 21, 2014, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Paul F. Roye	Executive Vice President
(Paul F. Roye)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Jeffrey P. Regal	Treasurer
(Jeffrey P. Regal)

(3)	Trustees:
	Ronald P. Badie*	Trustee
	Joseph C. Berenato*	Chairman of the Board (Independent and Non-Executive)
	Louise H. Bryson*	Trustee
	Robert J. Denison*	Trustee
	Mary Anne Dolan *	Trustee
	John G. Freund*	Trustee
	Leonade D. Jones*	Trustee
	William H. Kling*	Trustee
	Donald D. O’Neal*	President and Trustee
	James F. Rothenberg*	Vice Chairman of the Board
	Christopher E. Stone*	Trustee
*By: /s/ Michael W. Stockton
(Michael W. Stockton, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Liliane Corzo

(Liliane Corzo, Counsel)

POWER OF ATTORNEY

I, Ronald P. Badie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at LaCanada Flintridge, CA, this 16th day of October, 2014.

(City, State)

/s/ Ronald P. Badie

Ronald P. Badie, Board member

POWER OF ATTORNEY

I, Joseph C. Berenato, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Redondo Beach, CA, this 12th day of October, 2014.

(City, State)

/s/ Joseph C. Berenato

Joseph C. Berenato, Board member

POWER OF ATTORNEY

I, Louise H. Bryson, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Brian D. Bullard Dori Laskin Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Marino, CA, this 8th day of October, 2014.

(City, State)

/s/ Louise H. Bryson

Louise H. Bryson, Board member

POWER OF ATTORNEY

I, Robert J. Denison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tucson, AZ, this 3rd day of October, 2014.

(City, State)

/s/ Robert J. Denison

Robert J. Denison, Board member

POWER OF ATTORNEY

I, Mary Anne Dolan, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Brian D. Bullard Dori Laskin Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of October, 2014.

(City, State)

/s/ Mary Anne Dolan

Mary Anne Dolan, Board member

POWER OF ATTORNEY

I, John G. Freund, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palo Alto, CA, this 7th day of October, 2014.

(City, State)

/s/ John G. Freund

John G. Freund, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Dori Laskin Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 7th day of October, 2014.

(City, State)

/s/ Leonade D. Jones

Leonade D. Jones, Board member

POWER OF ATTORNEY

I, William H. Kling, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Brian D. Bullard Brian C. Janssen Dori Laskin Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Minneapolis, MN, this 7th day of October, 2014.

(City, State)

/s/ William H. Kling

William H. Kling, Board member

POWER OF ATTORNEY

I, Donald D. O’Neal, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Brian D. Bullard Karl C. Grauman Dori Laskin Gregory F. Niland Jeffrey P. Regal Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 7th day of October, 2014.

(City, State)

/s/ Donald D. O’Neal

Donald D. O’Neal, Board member

POWER OF ATTORNEY

I, James F. Rothenberg, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 9th day of October, 2014.

(City, State)

/s/ James F. Rothenberg

James F. Rothenberg, Board member

POWER OF ATTORNEY

I, Christopher E. Stone, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr. Viviane T. Russo	Dori Laskin Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, this 7th day of October, 2014.

(City, State)

/s/ Christopher E. Stone

Christopher E. Stone, Board member

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase